Michael J. Cuggino, President

May 31, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A for
Permanent Portfolio Family of Funds (File Nos. 002-75661 and 811-03379)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Permanent Portfolio Family of Funds, a Delaware statutory trust (“Trust”), pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 52 (“Post-Effective Amendment”) to the Registration Statement on Form N-1A of Permanent Portfolio Family of Funds, Inc. (“Predecessor Registrant”), a Maryland corporation. Pursuant to Rule 414 under the 1933 Act, the Trust, as successor of the Predecessor Registrant, is filing the accompanying Post-Effective Amendment to the Registration Statement of the Predecessor Registrant and expressly adopting the Registration Statement of the Predecessor Registrant as its own for all purposes of the 1933 Act and the 1940 Act. The Post-Effective Amendment includes a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

In addition to the foregoing, the purposes of this filing are to: (1) respond to comments from the staff of the Securities and Exchange Commission (“SEC”) on Post-Effective Amendment No. 51 (“PEA No. 51”) to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on March 30, 2016; (2) file exhibits that were not included with PEA No. 51; (3) update financial statements and certain other information; and (4) make other updating and stylistic changes.

It is proposed that the Post-Effective Amendment will become effective immediately upon filing in accordance with Rule 485(b) under the 1933 Act.

Please contact Yoon Y. Choo at K&L Gates LLP, counsel to the Trust, at (202) 778-9340 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Respectfully submitted,

/s/ Michael J. Cuggino
Michael J. Cuggino

cc:	George Zornada

Yoon Y. Choo

K&L Gates LLP

Permanent Portfolio Family of Funds. ● 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(415) 398-8000 ● www.permanentportfoliofunds.com ● Distributed by Quasar Distributors, LLC

May 31, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Permanent Portfolio Family of Funds

File Nos. 002-75661; 811-03379

Post-Effective Amendment No. 52

Ladies and Gentlemen:

We have acted as counsel to Permanent Portfolio Family of Funds (“Trust”) in connection with the preparation of Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (“Amendment”), and we have reviewed a copy of the Amendment being filed with the Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP